iVoiceIdeas, Inc.- Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		114 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Cash flows from operating activities
Net income (loss) from operations	$ (13,701)	$ (19,103)	$ (21,401)	$ (5,678)	$ (40,779)
Net gain (loss)	(13,701)	(19,103)	(21,401)	(5,678)	(40,779)
Net cash used by operating activities	(13,701)	(19,103)	(21,401)	(5,678)	(40,779)
Cash Flows from Investing Activities
Purchase of investment option		(10,000)	(10,000)		(10,000)
Capitalized intangible property	(38,375)	(38,500)	(38,500)		(76,875)
Net cash provided (used) by investing activities	(38,375)	(48,500)	(48,500)		(86,875)
Cash Flows From Financing Activities
Common Stock Repurchase	(100)				(100)
Paid in capital	44,540		19,900	99,000	163,440
Net proceeds from stock issuance for IP acquisition				500	500
Net proceeds from sale of common stock	60		100	1,000	1,160
Net proceeds from sale of Series A Preferred Stock	500				500
Net cash provided from financing activities	45,000		20,000	100,500	165,500
NET (INCREASE) DECREASE IN CASH	(7,075)	(67,603)	(49,900)	94,822	37,846
CASH, BEGINNING OF PERIOD	44,922	94,822	94,822
CASH, END OF PERIOD	$ 37,846	$ 27,219	$ 44,922	$ 94,822	$ 37,846